FINANCIAL REPORTING BY SEGMENT (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL REPORTING BY SEGMENT
Summary of company's operating segments

	Operation in	Operation in	Operation in	Operation in	Inter-segment	Consolidated
For the period ended December 31, 2024	Chile	Argentina	Brazil	Paraguay	eliminations	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Revenues from ordinary activities	1,245,017,869	798,447,268	909,678,045	282,065,004	(10,975,181)	3,224,233,005
Cost of sales	(824,059,469)	(428,873,483)	(542,292,798)	(161,442,839)	11,305,181	(1,945,363,408)
Distribution expenses	(101,148,705)	(106,646,693)	(66,879,135)	(15,312,475)	—	(289,987,008)
Administrative expenses	(200,770,283)	(180,872,313)	(141,148,019)	(39,010,598)	—	(561,801,213)
Financial income	10,879,956	(2,505,917)	19,571,322	1,014,557	—	28,959,918
Financial costs	(32,598,203)	(11,204,328)	(26,611,352)	—	—	(70,413,883)
Share of entity in income of associates accounted for using the equity method, total	(2,298,261)	—	3,295,905	—	—	997,644
Income tax expense	(42,534,666)	(35,815,666)	(48,040,456)	(7,001,858)	—	(133,392,646)
Oher income (expenses)	(26,486,958)	7,091,473	1,526,372	(719,171)	—	(18,588,284)
Net income of the segment reported	26,001,280	39,620,341	109,099,884	59,592,620	330,000	234,644,125

Depreciation and amortization	51,077,980	47,953,737	36,388,203	16,021,013	(330,000)	151,110,933

Current assets	528,419,153	174,373,750	224,628,287	85,774,550	—	1,013,195,740
Non-current assets	867,381,313	387,082,375	728,698,570	294,746,275	—	2,277,908,533
Segment assets, total	1,395,800,466	561,456,125	953,326,857	380,520,825	—	3,291,104,273

Carrying amount in associates accounted for using the equity method, total	46,683,997	—	38,508,713	—	—	85,192,710

Segment disbursements of non-monetary assets	105,146,894	76,780,061	93,640,763	15,973,893	—	291,541,611

Current liabilities	426,497,211	186,311,088	240,103,614	53,232,081	—	906,143,994
Non-current liabilities	923,267,523	49,094,282	378,537,102	19,664,352	—	1,370,563,259
Segment liabilities, total	1,349,764,734	235,405,370	618,640,716	72,896,433	—	2,276,707,253

Cash flows (used in) provided by in Operating Activities	237,563,057	33,918,565	70,270,360	15,489,929	—	357,241,911
Cash flows (used in) provided by Investing Activities	(163,677,289)	(75,645,230)	(34,556,219)	(15,973,893)	—	(289,852,631)
Cash flows (used in) provided by Financing Activities	(77,241,755)	32,332,916	(73,477,219)	(1,372,118)	—	(119,758,176)

	Operation in	Operation in	Operation in	Operation in	Inter-segment	Consolidated
For the period ended December 31, 2023	Chile	Argentina	Brazil	Paraguay	eliminations	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$

Revenues from ordinary activities	1,191,974,011	460,337,955	745,382,614	223,840,649	(3,098,177)	2,618,437,052
Cost of sales	(785,163,742)	(234,814,106)	(460,648,667)	(124,798,917)	3,428,177	(1,601,997,255)
Distribution expenses	(98,940,612)	(60,925,828)	(55,074,448)	(12,866,291)	—	(227,807,179)
Administrative expenses	(185,062,364)	(98,996,057)	(116,836,812)	(30,400,282)	—	(431,295,515)
Financial income	12,892,543	8,497,135	9,251,681	754,808	—	31,396,167
Financial costs	(31,413,255)	(6,174,445)	(27,700,652)	—	—	(65,288,352)
Share of entity in income of associates accounted for using the equity method, total	320,225	—	2,395,944	—	—	2,716,169
Income tax expense	(27,867,269)	(25,000,923)	(27,122,886)	(6,003,229)	—	(85,994,307)
Oher income (expenses)	(40,422,909)	(20,238,217)	(1,651,128)	(3,343,039)	—	(65,655,293)
Net income of the segment reported	36,316,628	22,685,514	67,995,646	47,183,699	330,000	174,511,487

Depreciation and amortization	44,930,478	23,055,893	31,384,619	13,730,334	(330,000)	112,771,324

Current assets	537,875,316	86,006,922	276,111,516	81,777,273	—	981,771,027
Non-current assets	818,222,777	192,749,170	651,665,020	277,112,895	—	1,939,749,862
Segment assets, total	1,356,098,093	278,756,092	927,776,536	358,890,168	—	2,921,520,889

Carrying amount in associates accounted for using the equity method, total	49,790,788	—	42,008,479	—	—	91,799,267

Segment disbursements of non-monetary assets	98,330,718	24,421,786	50,018,391	19,936,603	—	192,707,498

Current liabilities	256,032,001	107,654,447	284,887,152	44,297,696	—	692,871,296
Non-current liabilities	965,276,582	23,188,614	300,646,803	18,552,180	—	1,307,664,179
Segment liabilities, total	1,221,308,583	130,843,061	585,533,955	62,849,876	—	2,000,535,475

Cash flows (used in) provided by in Operating Activities	196,897,114	32,330,115	118,389,616	19,213,391	—	366,830,236
Cash flows (used in) provided by Investing Activities	(224,464,143)	(24,421,513)	110,533,381	(19,936,603)	—	(158,288,878)
Cash flows (used in) provided by Financing Activities	19,739,413	3,911,735	(209,887,714)	(890,232)	—	(187,126,798)

	Operation in	Operation in	Operation in	Operation in	Inter-country	Consolidated,
For the period ended December 31, 2022	Chile	Argentina	Brazil	Paraguay	eliminations	total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$

Net sales	1,123,665,196	688,704,911	636,859,882	212,339,131	(4,690,725)	2,656,878,395
Cost of sales	(743,226,587)	(367,879,756)	(403,695,516)	(118,590,689)	4,690,725	(1,628,701,823)
Distribution expenses	(94,155,809)	(98,238,512)	(48,572,718)	(12,547,637)	—	(253,514,676)
Administrative expenses	(165,139,607)	(133,696,312)	(100,060,355)	(30,621,442)	—	(429,517,716)
Financial income	18,783,930	9,853,565	10,307,344	777,571	—	39,722,410
Financial costs	(28,065,600)	(1,628,221)	(29,854,132)	—	—	(59,547,953)
Share of entity in income of associates accounted for using the equity method, total	1,743,656	—	(334,587)	—	—	1,409,069
Income tax expense	(38,497,541)	(38,651,371)	(21,342,331)	(5,853,395)	—	(104,344,638)
Oher income (expenses)	(83,536,145)	(20,652,710)	10,213,711	51,063	—	(93,924,081)
Net income of the segment reported	(8,428,507)	37,811,594	53,521,298	45,554,602	—	128,458,987

Depreciation and amortization	40,714,017	33,442,921	31,888,435	13,320,058	—	119,365,431

Current assets	564,695,230	141,715,280	383,021,238	72,297,644	—	1,161,729,392
Non-current assets	762,292,569	251,248,261	566,116,288	269,314,097	—	1,848,971,215
Segment assets, total	1,326,987,799	392,963,541	949,137,526	341,611,741	—	3,010,700,607

Carrying amount in associates and joint ventures accounted for using the equity method, total	53,869,983	—	38,474,615	—	—	92,344,598

Segment disbursements of non-monetary assets	85,998,605	40,479,269	42,173,211	18,051,094	—	186,702,179

Current liabilities	629,575,497	138,572,190	140,642,493	40,454,954	—	949,245,134
Non-current liabilities	600,735,999	24,584,021	536,281,288	16,451,513	—	1,178,052,821
Segment liabilities, total	1,230,311,496	163,156,211	676,923,781	56,906,467	—	2,127,297,955

Cash flows (used in) provided by in Operating Activities	255,357,664	59,379,474	58,391,224	24,324,062	—	397,452,424
Cash flows (used in) provided by Investing Activities	15,619,565	(40,479,269)	(42,173,211)	(18,135,556)	—	(85,168,471)
Cash flows (used in) provided by Financing Activities	(283,394,600)	(41,768)	(3,064,412)	(462,602)	—	(286,963,382)